Note 13 - Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Jan. 31, 2018
Notes Tables
Schedule of Future Minimum Rental Payments for Leases [Table Text Block]
Years Ended January 31,	Operating Leases	Capital Leases	Total
2019	5,135	61	5,196
2020	3,241	55	3,296
2021	1,782	2	1,784
2022	768	-	768
2023	471	-	471
2024	297	-	297
2025	287	-	287
2026	290	-	290
2027	188	-	188
	12,459	118	12,577